Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001479599
| AGFiQ U.S. Market Neutral Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AGFiQ U.S. Market Neutral Momentum Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance. During the fiscal year ended June 30, 2017, the Fund's portfolio turnover rate was 380% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	380.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market Neutral Momentum Index (the “Target Momentum Index”). The Target Momentum Index is a long/short market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. The Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in common stock of the long positions in the Target Momentum Index and sell short at least 80% of the short positions in the Target Momentum Index. The performance of the Fund will depend on the difference in the rates of return between its long positions and short positions. For example if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return. If the opposite occurred, the Fund would generate a negative return. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

The universe for the Target Momentum Index is the top 1,000 eligible securities by market capitalization, including real estate investment trusts (“REITs”), in the Dow Jones U.S. Index (“universe”). The securities included in the universe are categorized as belonging to one of ten sectors. The Target Momentum Index identifies approximately the 20% of securities with the highest momentum within each sector as equal-weighted long positions and approximately the 20% of securities with the lowest momentum within each sector as equal-weighted short positions. A stock's momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns.

Although the Fund may seek to invest in all of the long and short positions that comprise the Target Momentum Index in approximately the same weight as they appear in the Index, the Fund may use a sampling strategy to track the performance of the Target Momentum Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Momentum Index that, collectively, have an investment profile correlated with the Target Momentum Index.

The Fund may invest up to 20% of its assets in instruments other than the long and short positions in the Target Momentum Index that the Adviser believes will help the Fund track its Target Momentum Index. Such instruments may include long and short common stocks not in the Target Momentum Index, derivatives, including swap agreements based on the Target Momentum Index and futures contracts on equity indexes, and money market instruments.

The Target Momentum Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral - meaning that at each monthly reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. The Target Momentum Index may be rebalanced between reconstitutions back to equal weights and sector neutrality. The Fund is expected to concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Momentum Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is expected to concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Momentum Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund (“ETF”), not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Single Factor Risk: The Fund invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. An investment in the Fund is not a complete investment program.

Momentum Risk: In general, “momentum” is the tendency of an investment to exhibit persistence in its relative performance; a momentum style of investing, therefore, emphasizes investing in securities that have had better recent performance compared to other securities. Securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security's price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may purchase and redeem Shares directly from the Fund (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Concentration Risk: To the extent that the Target Momentum Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund's shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

Large Capitalization Securities Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: The Fund's use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to more than its NAV by a significant amount. Use of leverage tends to magnify increases or decreases in the Fund's returns and may lead to a more volatile share price. Leverage may magnify the Fund's gains or losses.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Market Neutral Style Risk: During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid-Capitalization Securities Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Fund is managed with a passive investment strategy, attempting to track the Target Momentum Index. As a result, the Fund expects to hold constituent securities of the Target Momentum Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk: The Fund's investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (e.g., over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk: Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund's shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the lowest momentum within each sector) outperforms the long portfolio (made up of the securities with the highest momentum within each sector), the performance of the Fund would be negatively affected. In addition, when the Fund is selling a stock short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, the Fund may maintain high levels of cash or liquid assets.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Momentum Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Momentum Index. If the Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions, the investment performance of the Fund will likely diverge from that of its Target Momentum Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is an exchange-traded fund (“ETF”), not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund's average annual returns compare against the Dow Jones U.S. Thematic Market Neutral Momentum Index and broad-based securities market indices. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit the Fund's website at www.AGFiQ.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund's average annual returns compare against the Dow Jones U.S. Thematic Market Neutral Momentum Index and broad-based securities market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AGFiQ.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period shown in the bar chart above:

Best Quarter	(September 30, 2015)	9.92%
Worst Quarter	(September 30, 2016)	(9.32)%

The year-to-date return as of the calendar quarter ended September 30, 2017 is 3.61%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

| AGFiQ U.S. Market Neutral Momentum Fund | Dow Jones U.S. Thematic Market Neutral Momentum Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Thematic Market Neutral Momentum Index
One Year	rr_AverageAnnualReturnYear01	(18.09%)
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2011
| AGFiQ U.S. Market Neutral Momentum Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	11.96%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	15.52%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2011
| AGFiQ U.S. Market Neutral Momentum Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index
One Year	rr_AverageAnnualReturnYear01	12.05%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	15.47%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2011
| AGFiQ U.S. Market Neutral Momentum Fund | AGFiQ U.S. Market Neutral Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	10.05%
Dividend, Interest and Brokerage Expenses on Short Positions	rr_Component1OtherExpensesOverAssets	1.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.55%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.48%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.07%	[2]
1 YEAR	rr_ExpenseExampleYear01	$ 210
3 YEARS	rr_ExpenseExampleYear03	2,263
5 YEARS	rr_ExpenseExampleYear05	4,094
10 YEARS	rr_ExpenseExampleYear10	$ 7,854
Annual Return 2012	rr_AnnualReturn2012	3.86%
Annual Return 2013	rr_AnnualReturn2013	3.79%
Annual Return 2014	rr_AnnualReturn2014	(4.63%)
Annual Return 2015	rr_AnnualReturn2015	13.13%
Annual Return 2016	rr_AnnualReturn2016	(18.13%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.32%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	(18.13%)
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	(1.31%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2011
| AGFiQ U.S. Market Neutral Momentum Fund | AGFiQ U.S. Market Neutral Momentum Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(18.13%)
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	(1.47%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2011
| AGFiQ U.S. Market Neutral Momentum Fund | AGFiQ U.S. Market Neutral Momentum Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Shares
One Year	rr_AverageAnnualReturnYear01	(10.26%)
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	(1.03%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2011

[1]	Pursuant to a Rule 12b-1 distribution and service plan ("Plan"), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees (the "Board") has not currently approved the commencement of any payments under the Plan.
[2]	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights.
[3]	The Fund's investment adviser, FFCM LLC ("Adviser"), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least November 1, 2018 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) ("Operating Expenses") of the Fund are limited to 0.75% of average net assets ("Expense Cap"). This undertaking can only be changed with approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed 0.75% of the Fund's average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior Expense Cap cannot cause the Fund's Operating Expenses to exceed the lower of 0.75% of the Fund's average net assets and the annual rate of daily net assets for the Fund under the terms of the prior Expense Cap.